SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

In December 2009, we completed the public offering, including underwriter over-allotments, of 49.5 million shares of our common stock at an offering price of $4.75 per share. The net proceeds to the Company from the offering, after deducting underwriting commissions and discounts and offering expenses totaled $222.7 million. The Company used $161.4 million of the net proceeds from the offering to reduce its indebtedness under its Previous Senior Credit Agreement and the remaining net proceeds were used for general corporate purposes.

In November 2009, we completed the private sale of 16.4 million shares of our common stock and warrants to purchase 5.0 million shares of our common stock to Paulson on behalf of several investment funds and accounts managed by Paulson. The net proceeds to the Company from the private placement, after deducting financial advisory fees and other offering expenses, totaled $73.6 million. The Company used $36.8 million of the net proceeds from the private placement to reduce its indebtedness under its Previous Senior Credit Agreement and used $10.5 million to fund the portion of the settlement of the Tender Offer that was not funded by the issuance of the 7.0% Debentures, as further described in the note to the consolidated financial statements entitled “Notes Payable - Direct Corporate Obligations”. The remaining proceeds were used: (i) to pay a portion of the purchase price of the 3.5% Debentures that were repurchased by us in 2010; and (ii) for general corporate purposes.

In November 2009, concurrently with the completion of the private placement of our common stock and warrants, we entered into an investor rights agreement with Paulson, pursuant to which we granted to Paulson, among other things, certain registration rights with respect to certain securities and certain preemptive rights, and Paulson agreed to, among other things, certain restrictions on transfer of certain securities, certain voting limitations and certain standstill provisions.

The warrants have an exercise price of $6.50 per share of common stock, subject to customary anti-dilution adjustments. Prior to June 30, 2013, the warrants are not exercisable, except under limited circumstances. Commencing on June 30, 2013, the warrants will be exercisable for shares of our common stock at the option of the holder at any time, subject to certain exceptions. The warrants expire on December 30, 2016.

Prior to completing the private placement with Paulson, our board of directors deemed Paulson an “Exempted Entity” and therefore not an “Acquiring Person” for purposes of our Section 382 Rights Agreement, with respect to the 16.4 million shares of common stock, any shares of common stock issued upon exercise of the warrants, any common stock issued upon conversion of the 7.0% Debentures owned by Paulson, as well as the shares of common stock Paulson owned prior to the private placement. In connection with their approval of the Amended Section 382 Rights Agreement on December 6, 2011, our board of directors reaffirmed that Paulson would continue to be deemed an “Exempted Entity” with respect to the CNO securities it owned at that time. See the note to the consolidated financial statements entitled “Income Taxes” for more information on the Section 382 Rights Agreement.

Changes in the number of shares of common stock outstanding were as follows (shares in thousands):

	2011		2010		2009
Balance, beginning of year	251,084		250,786		184,754
Treasury stock purchased and retired	(11,120)		—		—
Issuance of common stock	—		—		65,900
Stock options exercised	862		33		—
Restricted stock vested	479	(a)	265	(a)	132
Balance, end of year	241,305		251,084		250,786

____________________

(a)
In 2011 and 2010, such amount was reduced by 200 thousand shares and 74 thousand shares, respectively, which were tendered for the payment of federal and state taxes owed on the vesting of restricted stock.

In May 2011, the Company announced a common share repurchase program of up to $100.0 million. During 2011, we repurchased 11.1 million shares of common stock for $69.8 million pursuant to the program.

The Company has a long-term incentive plan which permits the grant of CNO incentive or non-qualified stock options, restricted stock awards, stock appreciation rights, performance shares or units and certain other equity-based awards to certain directors, officers and employees of the Company and certain other individuals who perform services for the Company. In April 2009, the shareholders of the Company approved an increase in the number of shares authorized to be issued under the plan to a maximum of 25.8 million shares from 10 million shares. As of December 31, 2011, 11.0 million shares remained available for issuance under the plan. Our stock option awards are generally granted with an exercise price equal to the market price of the Company's stock on the date of grant. For options granted in 2006 and prior years, our stock option awards generally vest on a graded basis over a four year service term and expire ten years from the date of grant. Our stock option awards granted in 2007 through 2009 generally vest on a graded basis over a three year service term and expire five years from the date of grant. Our stock options granted in 2010 and 2011 vest on a graded basis over a three year service term and expire seven years from the date of grant. The vesting periods for our restricted stock awards range from immediate vesting to a period of three years.

A summary of the Company's stock option activity and related information for 2011 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	9,754	$10.87
Options granted	1,262	7.38
Exercised	(862)	2.52		$1.3
Forfeited or terminated	(2,442)	14.35
Outstanding at the end of the year	7,712	10.13	3.1	$31.3
Options exercisable at the end of the year	4,135		1.8	$18.0
Available for future grant	11,044

A summary of the Company's stock option activity and related information for 2010 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	8,560	$11.65
Options granted	1,849	6.43
Exercised	(33)	2.83		$—
Forfeited or terminated	(622)	8.81
Outstanding at the end of the year	9,754	10.87	3.6	$38.3
Options exercisable at the end of the year	4,374		2.9	$24.1
Available for future grant	9,326

A summary of the Company's stock option activity and related information for 2009 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	5,864	$16.94
Options granted	3,219	2.64
Exercised	—	—		$—
Forfeited or terminated	(523)	15.52
Outstanding at the end of the year	8,560	11.65	4.1	$31.6
Options exercisable at the end of the year	2,992		4.4	$19.4
Available for future grant	12,565

We recognized compensation expense related to stock options totaling $.2 million ($.1 million after income taxes) in 2011, $7.1 million ($4.6 million after income taxes) in 2010 and $6.9 million ($4.5 million after income taxes) in 2009. Compensation expense in 2011 was reduced by $7.4 million to reflect the true-up of forfeiture estimates for awards with service conditions. Compensation expense related to stock options reduced both basic and diluted earnings (loss) per share by nil, 2 cents and 2 cents in 2011, 2010 and 2009, respectively. At December 31, 2011, the unrecognized compensation expense for non-vested stock options totaled $6.6 million which is expected to be recognized over a weighted average period of 1.8 years. Cash received from the exercise of stock options was $2.2 million, $.1 million and nil during 2011, 2010 and 2009, respectively.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option valuation model with the following weighted average assumptions:

	2011	2010	2009
	Grants	Grants	Grants
Weighted average risk-free interest rates	2.2%	2.5%	1.6%
Weighted average dividend yields	—%	—%	—%
Volatility factors	107%	105%	108%
Weighted average expected life (in years)	4.8	4.7	3.8
Weighted average fair value per share	$5.68	$4.90	$1.89

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. The dividend yield is based on the Company's history and expectation of dividend payouts. Volatility factors are based on the weekly historical volatility of the Company's common stock equal to the expected life of the option or since our emergence from bankruptcy in September 2003. The expected life is based on the average of the graded vesting period and the contractual terms of the option.

The exercise price was equal to the market price of our stock for all options granted in 2011, 2010 and 2009.

The following table summarizes information about stock options outstanding at December 31, 2011 (shares in thousands):

		Options outstanding		Options exercisable
Range of exercise prices	Number outstanding	Remaining life (in years)	Average exercise price	Number exercisable	Average exercise price
$1.13	405	2.2	$1.13	148	$1.13
$3.05 - $3.11	1,579	2.4	3.05	656	3.05
$4.79 - $6.45	1,353	5.2	6.40	17	5.21
$7.38 - $7.74	1,061	6.2	7.38	—	—
$8.91 - $12.96	1,022	1.2	10.60	1,022	10.60
$14.78 - $21.67	1,887	1.4	19.16	1,887	19.16
$22.42 - $25.45	405	4.5	23.20	405	23.20
	7,712			4,135

During 2011, 2010 and 2009, the Company granted .9 million, 1.0 million and .8 million restricted shares, respectively, of CNO common stock to certain directors, officers and employees of the Company at a weighted average fair value of $6.97 per share, $6.28 per share and $1.67 per share, respectively. The fair value of such grants totaled $6.0 million, $6.2 million and $1.4 million in 2011, 2010 and 2009, respectively. Such amounts are recognized as compensation expense over the vesting period of the restricted stock. A summary of the Company's non-vested restricted stock activity for 2011 is presented below (shares in thousands):

	Shares	Weighted average grant date fair value
Non-vested shares, beginning of year	1,319	$4.65
Granted	862	6.97
Vested	(679)	4.76
Forfeited	(184)	4.73
Non-vested shares, end of year	1,318	6.09

At December 31, 2011, the unrecognized compensation expense for non-vested restricted stock totaled $5.4 million which is expected to be recognized over a weighted average period of 1.8 years. At December 31, 2010, the unrecognized compensation expense for non-vested restricted stock totaled $4.4 million. We recognized compensation expense related to restricted stock awards totaling $4.3 million, $2.5 million and $.9 million in 2011, 2010 and 2009, respectively. The fair value of restricted stock that vested during 2011, 2010 and 2009 was $3.2 million, $1.3 million and $.8 million, respectively.

Authoritative guidance also requires us to estimate the amount of unvested stock-based awards that will be forfeited in future periods and reduce the amount of compensation expense recognized over the applicable service period to reflect this estimate. We periodically evaluate our forfeiture assumptions to more accurately reflect our actual forfeiture experience.

The Company does not currently recognize tax benefits resulting from tax deductions in excess of the compensation expense recognized because of NOLs which are available to offset future taxable income.

In 2011, 2010 and 2009, the Company granted performance shares totaling 416,700, 686,900 and 620,225, respectively, pursuant to its long-term incentive plan to certain officers of the Company. The criteria for payment for such awards are based on certain company-wide performance levels that must be achieved within a specified performance time, each as defined in the award. Unless antidilutive, the diluted weighted average shares outstanding would reflect the number of performance shares expected to be issued, using the treasury stock method.

A summary of the Company's performance shares is presented below (shares in thousands):

	Total shareholder return awards	Operating return on equity awards	Pre-tax operating income awards
Awards outstanding at December 31, 2008	551	367	—
Granted in 2009	—	620	—
Forfeited	(220)	(162)	—
Awards outstanding at December 31, 2009	331	825	—
Granted in 2010	—	—	687
Forfeited	(331)	(270)	(35)
Awards outstanding at December 31, 2010	—	555	652
Granted in 2011	—	—	417
Forfeited	—	(555)	(233)
Awards outstanding at December 31, 2011	—	—	836

The grant date fair value of the operating return on equity awards was $1.9 million in 2009. The grant date fair value of the pre-tax operating income awards was $3.1 million and $4.4 million in 2011 and 2010, respectively. We recognized compensation expense of $2.0 million, $2.2 million and $1.3 million in 2011, 2010 and 2009, respectively, related to the performance shares.

As further discussed in the footnote to the consolidated financial statements entitled “Income Taxes”, the Company's Board of Directors adopted the Section 382 Rights Agreement on January 20, 2009 and amended and extended the Section 382 Rights Agreement on December 6, 2011. The Amended Section 382 Rights Agreement is designed to protect shareholder value by preserving the value of our tax assets primarily associated with NOLs. At the time the Section 382 Rights Agreement was adopted, the Company declared a dividend of one preferred share purchase right (a “Right”) for each outstanding share of common stock. The dividend was payable on January 30, 2009, to the shareholders of record as of the close of business on that date and a Right is also attached to each share of CNO common stock issued after that date. Pursuant to the Amended Section 382 Rights Agreement, each Right entitles the shareholder to purchase from the Company one one-thousandth of a share of Series B Junior Participating Preferred Stock, par value $.01 per share (the “Junior Preferred Stock”) of the Company at a price of $25.00 per one one-thousandth of a share of Junior Preferred Stock. The description and terms of the Rights are set forth in the Amended Section 382 Rights Agreement. The Rights would become exercisable in the event any person or group (subject to certain exemptions) becomes an owner of more than 4.99 percent of the outstanding stock of CNO (a “Threshold Holder”) without the approval of the Board of Directors or an existing shareholder who is currently a Threshold Holder acquires additional shares exceeding one percent of our outstanding shares without prior approval from the Board of Directors.

A reconciliation of net income and shares used to calculate basic and diluted earnings per share is as follows (dollars in millions and shares in thousands):

	2011	2010	2009
Net income for basic earnings per share	$335.7	$240.6	$20.4
Add: interest expense on 7.0% Debentures, net of income taxes	14.7	13.3	1.1
Net income for diluted earnings per share	$350.4	$253.9	$21.5
Shares:
Weighted average shares outstanding for basic earnings per share	247,952	250,973	188,365
Effect of dilutive securities on weighted average shares:
7% Debentures	53,367	49,014	4,281
Stock option and restricted stock plans	2,513	1,871	694
Warrants	249	—	—
Dilutive potential common shares	56,129	50,885	4,975
Weighted average shares outstanding for diluted earnings per share	304,081	301,858	193,340

In August 2005, we completed the private offering of the 3.5% Debentures. For periods in which the 3.5% Debentures were outstanding, the conversion feature of the 3.5% Debentures did not have a dilutive effect because the weighted average market price of our common stock did not exceed the initial conversion price of $26.66. Therefore, the 3.5% Debentures had no effect on our diluted shares outstanding or our diluted earnings per share in 2010 or 2009.

Basic earnings per common share is computed by dividing net income by the weighted average number of common shares outstanding for the period.  Restricted shares (including our performance shares) are not included in basic earnings per share until vested.  Diluted earnings per share reflect the potential dilution that could occur if outstanding stock options and warrants were exercised and restricted stock was vested.  The dilution from options, warrants and restricted shares is calculated using the treasury stock method.  Under this method, we assume the proceeds from the exercise of the options and warrants (or the unrecognized compensation expense with respect to restricted stock) will be used to purchase shares of our common stock at the average market price during the period, reducing the dilutive effect of the exercise of the options and warrants (or the vesting of the restricted stock). Initially, the 7.0% Debentures will be convertible into 182.1494 shares of our common stock for each $1,000 principal amount of 7.0% Debentures, which is equivalent to an initial conversion price of approximately $5.49 per share. The conversion rate is subject to adjustment following the occurrence of certain events in accordance with the terms of the 7.0% Debentures.